Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Balance at the beginning period	$ 9,402	$ 8,507
Balance at the end period	10,252	9,402	$ 8,507
Cost
Property, plant and equipment
Balance at the beginning period	17,218	15,649	17,008
Additions through business combinations	18	12
Capital expenditure	1,995	1,454	1,066
Transferred to Assets held for sale			(727)
Disposals and other movements	(355)	(272)	(543)
Exchange adjustments	(653)	375	(1,155)
Balance at the end period	18,223	17,218	15,649
Depreciation and impairment
Property, plant and equipment
Balance at the beginning period	(7,816)	(7,142)	(7,825)
Depreciation charge for the year	799	733	852
Impairment (reversal)/charge	42	8
Transferred to Assets held for sale			577
Disposals and other movements	340	233	387
Exchange adjustments	346	(166)	571
Balance at the end period	(7,971)	(7,816)	(7,142)
Land and buildings
Property, plant and equipment
Balance at the beginning period	3,704	2,951
Balance at the end period	3,724	3,704	2,951
Land and buildings | Cost
Property, plant and equipment
Balance at the beginning period	6,469	5,440	6,377
Additions through business combinations	1	2
Capital expenditure	27	9	5
Transfer of assets into use	312	(959)	226
Transferred to Assets held for sale			(434)
Disposals and other movements	(44)	(6)	(425)
Exchange adjustments	(185)	65	(309)
Balance at the end period	6,580	6,469	5,440
Land and buildings | Depreciation and impairment
Property, plant and equipment
Balance at the beginning period	(2,765)	(2,489)	(2,877)
Depreciation charge for the year	231	241	286
Impairment (reversal)/charge		4	20
Transferred to Assets held for sale			300
Disposals and other movements	39	13	227
Exchange adjustments	101	(44)	167
Balance at the end period	(2,856)	(2,765)	(2,489)
Freeholds
Property, plant and equipment
Balance at the beginning period	2,976	2,555
Balance at the end period	3,329	2,976	2,555
Leaseholds
Property, plant and equipment
Balance at the beginning period	728	396
Balance at the end period	395	728	396
Plant and equipment
Property, plant and equipment
Balance at the beginning period	3,653	2,903
Balance at the end period	3,739	3,653	2,903
Plant and equipment | Cost
Property, plant and equipment
Balance at the beginning period	8,704	7,556	7,903
Additions through business combinations	15	10
Capital expenditure	63	43	19
Transfer of assets into use	729	(1,158)	683
Transferred to Assets held for sale			(293)
Disposals and other movements	(271)	(255)	(146)
Exchange adjustments	(386)	192	(610)
Balance at the end period	8,854	8,704	7,556
Plant and equipment | Depreciation and impairment
Property, plant and equipment
Balance at the beginning period	(5,051)	(4,653)	(4,948)
Depreciation charge for the year	568	492	566
Impairment (reversal)/charge	(7)	4	8
Transferred to Assets held for sale			277
Disposals and other movements	252	220	188
Exchange adjustments	245	(122)	404
Balance at the end period	(5,115)	(5,051)	(4,653)
Assets in course of construction
Property, plant and equipment
Balance at the beginning period	2,045	2,653
Balance at the end period	2,789	2,045	2,653
Assets in course of construction | Cost
Property, plant and equipment
Balance at the beginning period	2,045	2,653	2,728
Additions through business combinations	2
Capital expenditure	1,905	1,402	1,042
Transfer of assets into use	(1,041)	2,117	(909)
Disposals and other movements	(40)	(11)	28
Exchange adjustments	(82)	118	(236)
Balance at the end period	2,789	$ 2,045	2,653
Assets in course of construction | Depreciation and impairment
Property, plant and equipment
Impairment (reversal)/charge	49		(28)
Disposals and other movements	$ 49		$ (28)